UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
AXS
Real Estate Income ETF
RINC
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the AXS Real Estate Income ETF (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.axsinvestments.com/rinc/. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Real Estate Income ETF (RINC)	$87	0.89%
Management's Discussion of Fund Performance
WHAT AFFECTED THE FUND'S PERFORMANCE?
FUND PERFORMANCE CAN BE ATTRIBUTED TO THE FOLLOWING:
- For 2024, the fund produced a total return of -5.2% as compared to +25.0%, +8.2%, and +1.3% respectively for the S&P 500 Index, Bloomberg US Corporate High Yield Bond Index, and the Bloomberg US Aggregate Barclays Investment Grade Index.
- The fund ended December 2024 with a current yield estimated to be about +12% as compared to 1.3%, 6.7%, and 3.8% respectively for the S&P 500, Bloomberg US Corporate High Yield Bond, and the Bloomberg US Aggregate Barclays Investment Grade indices.
- The fund owns common equity positions in three sectors within the mortgage REIT universe.  One sector focuses on commercial real estate lending.  Two sectors focus on residential real estate lending, one each for agency and non-agency mortgages.
- For 2024, the biggest disappointment was the commercial real estate lending sector, which was down about -12%. During 2024, concerns about credit quality among commercial real estate borrowers deteriorated, especially for mortgages collateralized by office buildings.
- Of note, among the commercial real estate sector’s holdings, was Claros Mortgage Trust (CMTG), a transitional lender, whose stock price dropped by nearly two-thirds during the year as it cut its common stock dividend in Q3 and then ultimately paused its dividend completely in December.  (The stock was down 33.4% in December.)  At the end of 2024, CMTG traded at only about 0.30 times net asset value, relative to the sector average (ex-CMTG) of about 0.75x.
- The residential real estate sectors were both positive for 2024, with the total return to equity of the funds agency holdings (collectively) being about +7% and non-agency being about +1%.
- Credit quality of residential real estate borrowers remains strong.  But residential mortgage REITs underperformed the broader equity market because the spreads on many mortgage bonds remained elevated and new mortgage origination was very weak because of high interest rates.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
AXS Real Estate Income ETF (RINC)	-5.17%	-0.80%
Gapstow Real Estate Income Index	-4.33%	2.73%
S&P 500 Index	25.02%	25.64%
[1]	The Fund commenced operations on August 28, 2023.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.axsinvestments.com/rinc-data/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$38,212,972
Total number of portfolio holdings	25
Total advisory fees paid (net)	$409,910
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Claros Mortgage Trust, Inc.	4.9%
Arbor Realty Trust, Inc.	4.5%
Ladder Capital Corp.	4.5%
Franklin BSP Realty Trust, Inc.	4.4%
TPG RE Finance Trust, Inc.	4.4%
Starwood Property Trust, Inc.	4.4%
KKR Real Estate Finance Trust, Inc.	4.4%
Blackstone Mortgage Trust, Inc. - Class A	4.4%
Apollo Commercial Real Estate Finance, Inc.	4.3%
New York Mortgage Trust, Inc.	4.3%
Asset Allocation
Industry Allocation
Material Fund Changes
Effective July 15, 2024, the Fund changed its principal investment objective to seek combination of capital appreciation and current income; the Fund also changed its principal investment strategy to invest up to 30% in preferred securities of mortgage real estate investment trusts (“REITs”). In addition, the Preferred Stock Risk was added to the principal risks of investing in the Fund.
This is a summary of certain changes since January 1, 2024. For more complete information, you may review the Fund’s prospectus, which is dated July 15, 2024, at https://www.axsinvestments.com/rinc/ or upon request at (833) 297-2587.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/rinc/. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	AXS Real Estate Income ETF	FYE 12/31/2024	FYE 12/31/2023
(a)	Audit Fees	$14,500	$13,500
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,500	$2,500
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AXS Real Estate Income ETF	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

	AXS Real Estate Income ETF	FYE 12/31/2024	FYE 12/31/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

AXS Real Estate Income ETF

(RINC)

ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2024

AXS Real Estate Income ETF

A series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Report of Independent Registered Public Accounting Firm	17
Supplemental Information	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Real Estate Income ETF (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.axsinvestments.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AXS Real Estate Income ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number
of Shares		Value
	COMMON STOCKS — 98.0%
	REITS — 98.0%
142,936	AGNC Investment Corp.	$1,316,441
71,318	Annaly Capital Management, Inc.	1,305,119
191,440	Apollo Commercial Real Estate Finance, Inc.	1,657,870
124,305	Arbor Realty Trust, Inc.	1,721,624
72,271	ARMOUR Residential REIT, Inc.	1,363,031
95,402	Blackstone Mortgage Trust, Inc. - Class A	1,660,949
289,904	BrightSpire Capital, Inc.	1,635,059
110,432	Chimera Investment Corp.	1,546,048
415,248	Claros Mortgage Trust, Inc.	1,876,921
108,147	Dynex Capital, Inc.	1,368,060
129,808	Ellington Financial, Inc.	1,573,273
135,472	Franklin BSP Realty Trust, Inc.	1,698,819
166,260	KKR Real Estate Finance Trust, Inc.	1,679,226
152,271	Ladder Capital Corp.	1,703,912
151,380	MFA Financial, Inc.	1,542,562
269,840	New York Mortgage Trust, Inc.	1,635,230
173,173	Orchid Island Capital, Inc.	1,347,286
104,709	PennyMac Mortgage Investment Trust	1,318,286
236,469	Ready Capital Corp.	1,612,719
242,814	Redwood Trust, Inc.	1,585,575
144,443	Rithm Capital Corp.	1,564,318
89,167	Starwood Property Trust, Inc.	1,689,715
198,974	TPG RE Finance Trust, Inc.	1,691,279
115,251	Two Harbors Investment Corp.	1,363,419
		37,456,741
	TOTAL COMMON STOCKS
	(Cost $42,815,407)	37,456,741

AXS Real Estate Income ETF

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal
Amount		Value
	CORPORATE BONDS — 0.0%
	OIL & GAS — 0.0%
	Mesquite Energy, Inc.
$1,902,000	7.250%, 7/15/2023[1,2,3,4]	$—
	TOTAL CORPORATE BONDS
	(Cost $1,887,866)	—

	TOTAL INVESTMENTS — 98.0%
	(Cost $44,703,273)	37,456,741
	Other Assets in Excess of Liabilities — 2.0%	756,231
	TOTAL NET ASSETS — 100.0%	$38,212,972

REIT – Real Estate Investment Trusts

[1]	Callable.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $0, which represents 0.00% of total net assets of the Fund.
[4]	Security is in default.

See accompanying Notes to Financial Statements.

AXS Real Estate Income ETF

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2024

Assets:
Investments, at value (Cost $44,703,273)	$37,456,741
Cash	89,927
Receivables:
Investment securities sold	1,486,318
Dividends	763,170
Total assets	39,796,156

Liabilities:
Payables:
Investment securities purchased	1,333,032
Fund shares redeemed	220,846
Advisory fees	29,306
Total liabilities	1,583,184

Net Assets	$38,212,972

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$257,454,302
Total distributable earnings (accumulated deficit)	(219,241,330)
Net Assets	$38,212,972

Shares of beneficial interest issued and outstanding	1,730,000
Net asset value per share	$22.09

See accompanying Notes to Financial Statements.

AXS Real Estate Income ETF

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

Investment Income:
Dividends	$3,646,707
Interest	5,177
Total investment income	3,651,884

Expenses:
Advisory fees	575,716
Interest expense	530
Total expenses	576,246
Advisory fees recovered (waived)	(165,806)
Net expenses	410,440
Net investment income (loss)	3,241,444

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,381,833)
Investments in-kind	(276,410)
Total net realized gain (loss)	(1,658,243)
Net change in unrealized appreciation/(depreciation) on:
Investments	(4,650,407)
Net change in unrealized appreciation/depreciation	(4,650,407)
Net realized and unrealized gain (loss)	(6,308,650)

Net Increase (Decrease) in Net Assets from Operations	$(3,067,206)

See accompanying Notes to Financial Statements.

AXS Real Estate Income ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Period Ended	For the Year Ended
	December 31, 2024	December 31, 2023*	June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,241,444	$2,925,788	$5,837,344
Net realized gain (loss) on investments	(1,658,243)	(9,711,022)	(9,986,554)
Net change in unrealized appreciation/depreciation on investments	(4,650,407)	9,581,750	6,025,044
Net increase (decrease) in net assets resulting from operations	(3,067,206)	2,796,516	1,875,834

Distributions to Shareholders:
Distributions	(3,406,144)	(2,913,521)	(6,171,936)
Return of capital	(1,218,256)	(313,479)	(887,314)
	(4,624,400)	(3,227,000)	(7,059,250)
Capital Transactions:
Net proceeds from shares sold	459,260	-	20,399,167
Cost of shares redeemed	(14,338,269)	(40,107,655)	(3,734,408)
Transaction fees (Note 2c)	-	12,879	-
Net increase (decrease) in net assets from capital share transactions	(13,879,009)	(40,094,776)	16,664,759

Total increase (decrease) in net assets	(21,570,615)	(40,525,260)	11,481,343

Net Assets:
Beginning of period	59,783,587	100,308,847	88,827,504
End of period	$38,212,972	$59,783,587	$100,308,847

Capital Share Transactions:
Shares sold	20,000	-	765,000
Shares redeemed	(610,000)	(1,580,000)	(140,000)
Net increase (decrease) in capital share transactions	(590,000)	(1,580,000)	625,000

^	With the Plan of Reorganization with respect to the AXS Real Estate Income ETF (formerly, High Yield ETF), shareholders received shares of the AXS Real Estate Income ETF effective as of the close of business on August 25, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to December 31, effective July 1, 2023.

See accompanying Notes to Financial Statements.

AXS Real Estate Income ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended	For the Period Ended	For the Year Ended June 30,
	December 31, 2024	December 31, 2023*	2023	2022	2021	2020
Net asset value, beginning of period	$25.77	$25.72	$27.12	$32.43	$29.42	$34.58
Income from Investment Operations:
Net investment income (loss)[1]	1.66	1.02	1.69	1.73	1.65	2.17
Net realized and unrealized gain (loss) on investments	(2.95)	0.20	(1.05)	(5.00)	3.66	(4.92)
Total from investment operations	(1.29)	1.22	0.64	(3.27)	5.31	(2.75)

Less Distributions:
From net investment income	(1.75)	(1.06)	(1.78)	(1.78)	(1.72)	(2.27)
From return of capital	(0.63)	(0.11)	(0.26)	(0.26)	(0.58)	(0.14)
Total distributions	(2.38)	(1.17)	(2.04)	(2.04)	(2.30)	(2.41)

Capital Share Transactions:
Transaction fees (Note 2c)[1]	(0.01)	- [2]	-	-	-	-

Net asset value, end of period	$22.09	$25.77	$25.72	$27.12	$32.43	$29.42

Total return[3,4]	(5.17)%	5.12%[5]	2.40%	(10.63)%	18.58%	(8.27)%
Total return at market price[3,6]	(5.73)%	5.99%[5]	2.75%	(11.81)%	19.23%	(7.68)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,213	$59,784	$100,309	$88,828	$131,360	$98,542

Ratio of expenses to average net assets (Including interest expense):
Before fees waived and expenses absorbed/recovered	1.25%[8]	1.25%[7,8]	1.25%	1.25%	1.25%	1.25%
After fees waived and expenses absorbed/recovered	0.89%[8]	0.97%[7,8]	1.10%	1.25%	1.25%	1.25%

Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	6.68%	7.86%[7]	6.18%	5.58%	5.23%	6.67%
After fees waived and expenses absorbed/recovered	7.04%	8.14%[7]	6.33%	5.58%	5.23%	6.67%
Portfolio turnover rate[9]	28%	118%[5]	31%	42%	90%	101%

^	With the Plan of Reorganization with respect to the AXS Real Estate Income ETF (formerly, High Yield ETF), shareholders received shares of the AXS Real Estate Income ETF effective as of the close of business on August 25, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to December 31, effective July 1, 2023.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on NYSE Arca.
[7]	Annualized.
[8]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended December 31, 2024 and the period ended December 31, 2023.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1 – Organization

AXS Real Estate Income ETF (the “Fund”) is a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a passively managed exchange-traded fund (“ETF”).

The Fund’s primary investment objective seeks a combination of capital appreciation and current income. The Fund is classified as a non-diversified fund.

The Fund commenced investment operations on August 28, 2023. Prior to that date, the Fund acquired the assets and assumed the liabilities of the High Yield ETF (the “Fund’s Predecessor Fund”), a series of Exchange Listed Funds Trust, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on March 7, 2023, by the Exchange Listed Funds Trust on February 15, 2023, and by beneficial owners of the Fund’s Predecessor Fund on August 18, 2023. The tax-free reorganization was accomplished on August 25, 2023. As a result of the reorganization, the Fund assumed the accounting history of the Fund’s Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Fund’s Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund’s Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
2,980,000	$76,733,279

The net unrealized depreciation of investments transferred was $2,517,423 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Real Estate Investment Trusts (“REITs”)

The Fund has made certain investments in REITS which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

(d) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $200 regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $200 regardless of the number of Creation Units redeemed in the transaction.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

(e) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, and during the prior open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly unitary management fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for the services it provides to the Fund. The Advisor pays all expenses of the Fund except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Advisor has contractually agreed for a period of two years from the date of the reorganization to waive its fees by 0.36% on Fund assets up to $500 million and 0.55% on Fund assets greater than $500 million. This arrangement may be terminated before the conclusion of the two-year term only by the Board of Trustees. The Advisor will not seek recoupment from the Fund of any amounts waived under the fee waiver agreement.

Brown Brothers Harriman & Co. serves as the Fund’s fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Fund’s co-administrators.

ALPS Distributors, Inc. serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

Note 4 – Federal Income Taxes

At December 31, 2024, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$44,950,093

Gross unrealized appreciation	$339,143
Gross unrealized depreciation	(7,832,495)

Net unrealized appreciation (depreciation) on investments	$(7,493,352)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Capital	Total Distributable Earnings (Accumulated Deficit)
$(453,065)	$453,065

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax distributable earnings	-

Accumulated capital and other losses	(211,747,978)

Net unrealized appreciation (depreciation) on investments	(7,493,352)
Total distributable earnings (accumulated deficit)	$(219,241,330)

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The tax character of distributions paid during the year ended December 31, 2024 and period ended December 31, 2023 were as follows:

	December 31, 2024	December 31, 2023
Distributions paid from:
Ordinary income	$3,406,144	$2,913,521
Net long-term capital gains	-	-
Return of capital	1,218,256	313,479
Total distributions paid	$4,624,400	$3,227,000

At December 31, 2024, the Fund had accumulated capital loss carry forwards as follows:

Not subject to expiration:
Short-term	$95,706,621
Long-term	116,041,357
Total	$211,747,978

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended December 31, 2024, were $13,404,647 and $12,703,968, respectively.

Purchases, sales, and realized gain/(loss) of in-kind transactions for the year ended December 31, 2024, were as follows:

Purchases	Sales	Gain/(Loss)
$455,604	$14,192,219	$(276,410)

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3	Total
Investments
Common Stock	$37,456,741	$-	$-	$37,456,741
Corporate Bonds	-	-	0	0
Total Investments	$37,456,741	$-	$0	$37,456,741

*	The Fund did not hold any Level 2 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance December 31, 2023	$9,510
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(9,510)
Net purchases	-
Net sales	-
Balance as of December 31, 2024	$-

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

	Fair Value December 31, 2024	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
Corporate Bonds	$-	Market Approach	Estimated Recovery Proceeds	$-	N/A	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgements, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 8 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 9 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

AXS Real Estate Income ETF

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 10 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AXS Real Estate Income ETF

and the Board of Trustees of

Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AXS Real Estate Income ETF (the “Fund”), a series of Investment Managers Series Trust II (the “Trust”), including the schedule of investments as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the six-month period ended December 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations, the changes in its net assets and the financial highlights for the periods mentioned above, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets for the year ended June 30, 2023, and the financial highlights for each of the four years in the period then ended, were audited by other auditors, whose report dated August 22, 2023, expressed an unqualified opinion on those statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 28, 2025

AXS Real Estate Income ETF

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Qualified Dividend Income

For the year ended December 31, 2024, 3.50% of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	3/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	3/7/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/7/2025